Revenue	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
REVENUE

NOTE 17 – REVENUE

Product sales for years ended December 31, 2021 and 2020 are shown below:

	December 31,	December 31,
	2021	2020
Concentrate sales
Gold	$6,472,006	$6,811,841
Silver	92,876	68,810
Total concentrate sales	6,564,882	6,880,651

Less: Royalties	(276,416)	(265,212)
Upside participation payments	(974,489)	(987,277)
Outside processing charges	(306,884)	(286,165)
	(1,557,789)	(1,538,654)
Net concentrate sales	5,007,093	5,341,997

Contract processing income	2,734,822	132,110
Total revenue	$7,741,915	$5,474,107

For the years ended December 31, 2021 and 2020, all revenue from Concentrate sales was from concentrate sold to Asahi Refining. For the years ended December 31, 2021 and 2020, all revenue from Contract processing income was received from the outside company whose concentrate sales are to Asahi Refining. The balance due from Asahi Refining is $265,644 which is included in accounts receivable at December 31, 2021.

At December 31, 2021 and December 30, 2020, the Company had a receivable balance from Contract processing income of $ Nil and $ Nil. Contract processing income is proceeds received for ore processed for another company.